The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Pacific/Asia Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 12, 2016 (Accession No. 0001193125-16-461624), which is incorporated herein by reference.